Segment Information - Schedule of Revenue and Gross Profit by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	¥ 2,903,915	$ 445,044	¥ 3,103,958	¥ 2,228,117
Cost of revenues	1,558,596		1,629,447	1,242,889
Gross profit	1,345,319	$ 206,179	1,474,511	985,228
K-12 Tutoring Services [Member]
Segment Reporting Information [Line Items]
Net revenues	2,206,273		1,943,854	1,182,397
Cost of revenues	1,205,656		1,055,205	706,917
Gross profit	1,000,617		888,649	475,480
Study Abroad Tutoring Services [Member]
Segment Reporting Information [Line Items]
Net revenues	697,642		1,160,104	1,045,720
Cost of revenues	352,940		574,242	535,972
Gross profit	¥ 344,702		¥ 585,862	¥ 509,748